Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenue	$ 4,414,559	$ 2,649,963
Operating income (loss)	711,965	(52,450)
Income tax expense	(110,427)	62,105
Net income (loss)	555,911	(125,327)
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income (loss)	97,743	29,577
Dividends received from associate	$ 74,458	$ 29,026
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 620,236	$ 250,996
Cost of sales and depreciation and amortization	(371,205)	(170,714)
Operating income (loss)	249,031	80,282
Finance costs, finance income and other expenses	(10,071)	(10,297)
Income tax expense	(84,059)	(23,112)
Net income (loss)	$ 154,901	$ 46,873
Ownership rate	100.00%